Consolidated Balance Sheets - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents (note 15a)	$ 215,738	$ 92,069
Restricted cash – current (note 15a)	42,376	11,888
Prepaid expenses	20,208	14,950
Assets Held-for-sale, Not Part of Disposal Group	63,120	9,813
Current portion of derivative assets (note 13)	19,451	672
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Current	16,335	14,860
Current portion of advances to equity-accounted joint ventures, net (notes 3b and 7)	0	17,500
Advances to affiliates (note 12b)	7,960	4,153
Other current assets	4,148	6,033
Total current assets	440,006	217,443
Restricted cash – long-term (note 15a)	7,832	38,100
Vessels and equipment, including vessels related to finance leases, operating lease right-of-use assets and advances on newbuilding contracts	1,016,050	1,186,968
Property, Plant and Equipment, Other, Accumulated Depreciation	690,309	801,725
Sale Leaseback Transaction, Accumulated Depreciation	257,569	206,161
Advances on newbuilding contracts (note 14a)	129,271	0
Vessels and equipment
Operating lease right-of-use assets	15,034	6,747
Property, Plant and Equipment [Roll Forward]	3,442,996	2,831,530
Finance Lease, Right-of-Use Asset	2,282,641	1,637,815
Investments in and advances to equity-accounted joint ventures, net (notes 3b and 7)	1,244,264	1,136,374
Other assets	47,068	26,710
Derivative assets (note 13)	33,789	7,425
Intangible Assets, Net (Excluding Goodwill)	42,080	25,654
Goodwill (note 8)	40,308	34,841
Total assets	5,768,695	4,798,585
Current
Accounts payable	52,009	10,197
Accrued liabilities and other (notes 9 and 13)	89,013	71,864
Unearned revenue (note 6)	32,662	19,973
Current portion of long-term debt (note 10)	477,168	156,064
Current obligations related to finance leases (note 5a)	122,488	73,953
Current portion of operating lease liabilities (note 5b)	9,634	6,747
Current portion of derivative liabilities (note 13)	14,590	15,581
Advances from affiliates (note 12b)	5,886	12,426
Total current liabilities	803,450	366,805
Long-term debt (note 10)	927,277	1,223,578
Long-term obligations related to finance leases (note 5a)	1,574,592	1,195,037
Long-term operating lease liabilities (note 5b)	9,905	0
Other long-term liabilities (notes 3b, 6, 7a and 14e)	83,058	60,853
Derivative liabilities (note 13)	8,655	23,289
Total liabilities	3,406,937	$ 2,869,562
Common Unit, Issuance Value	$ 1,959,228
Limited Partners - common units issued		87,000
Common Unit, Issued	88,600
Limited Partners - preferred units issued	11,700	11,800
Preferred Units, Authorized	11,900	11,900
Equity
Limited Partners' Capital Account		$ 1,583,229
Preferred Units, Preferred Partners' Capital Accounts	$ 282,484	285,159
General partner	0	48,286
Accumulated other comprehensive income (loss)	40,517	(53,163)
Equity	2,282,229	1,863,511
Members' Equity Attributable to Noncontrolling Interest	79,529
Non-controlling interest		65,512
Limited Liability Company (LLC) Members' Equity, Including Portion Attributable to Noncontrolling Interest	2,361,758
Total equity		1,929,023
Total liabilities and total equity	5,768,695	4,798,585
Accounts Receivable, after Allowance for Credit Loss, Current	50,670	45,505
Non-trade accounts receivable	14,284	25,247
Direct Financing Lease, Net Investment in Lease, after Allowance for Credit Loss, Noncurrent	$ 470,352	$ 480,508